Prepaid Expenses and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables, net
Schedule of prepaid expenses and other receivables
	December 31,	December 31,
	2025	2024

Loan receivable – others (i)	$2,268,285	$1,377,787
Others	203,405	160,227
Total	2,471,690	1,538,014
Allowance for credit losses	(102,268)	-
Prepaid expenses and other receivables, net	$2,369,422	$1,538,014